Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Premiums	$ 606	$ 1,261	$ 1,828
Universal life and investment-type product policy fees	2,336	2,261	1,956
Net investment income	2,852	2,952	3,074
Other revenues	592	511	508
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities	(9)	(52)	(42)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	(11)	3	(5)
Other net investment gains (losses)	102	201	82
Total net investment gains (losses)	82	152	35
Net derivative gains (losses)	(1,052)	1,003	1,096
Total revenues	5,416	8,140	8,497
Expenses
Policyholder benefits and claims	1,707	2,389	2,660
Interest credited to policyholder account balances	1,037	1,147	1,189
Goodwill impairment	66	394	0
Other expenses	1,659	2,720	2,981
Total expenses	4,469	6,650	6,830
Income (loss) from continuing operations before provision for income tax	947	1,490	1,667
Provision for income tax expense (benefit)	227	372	493
Income (loss) from continuing operations, net of income tax	720	1,118	1,174
Income (loss) from discontinued operations, net of income tax	0	8	0
Net income (loss)	$ 720	$ 1,126	$ 1,174